Related Party Transactions (Details Narrative) - USD ($)																	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 01, 2023	Sep. 01, 2022	Aug. 01, 2022	Jun. 30, 2022	Jun. 09, 2022	Jun. 01, 2022	Jun. 01, 2022	May 31, 2022	May 18, 2022	May 16, 2022	May 10, 2022	May 08, 2022	Apr. 01, 2022	Apr. 01, 2022	Feb. 11, 2022	Dec. 06, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 05, 2023	Jun. 03, 2023	May 18, 2023	May 16, 2023	Nov. 15, 2022	Aug. 25, 2022	Jun. 19, 2022	Jun. 17, 2022	May 15, 2022
Related Party Transaction [Line Items]
Consulting fees, related party																		$ 6,000		$ 10,000	$ 38,500	$ 43,500
Royalty payable																	1,512,552			1,512,552		1,114,403
Total note payables to related parties (current)																						1,247,011
Funding Commitment [Member]
Related Party Transaction [Line Items]
Debt balance																	1,000,000			1,000,000
December 6, 2021 - $50,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																$ 50,000
Debt balance																	50,000		50,000	50,000		50,000	50,000
Payments for Loans						$ 4,303
Debt interest rate						6.00%	6.00%
Debt principal and interest																$ 51,640
Debt instrument maturity date																May 01, 2023
Debt face amount																$ 50,000
February 11, 2022 - $150,000 [Member]
Related Party Transaction [Line Items]
Long-term debt															$ 150,000
Debt balance																	150,000			150,000		150,000
Payments for Loans						$ 12,910
Debt interest rate						6.00%	6.00%
Debt principal and interest															$ 154,920
Debt instrument maturity date															May 01, 2023
Debt face amount															$ 150,000
May 8, 2022 - $550,000
Related Party Transaction [Line Items]
Long-term debt												$ 550,000
Debt balance																	550,000			550,000		550,000
Payments for Loans						$ 47,337
Debt interest rate						6.00%	6.00%
Debt principal and interest												$ 568,038
Debt instrument maturity date												May 01, 2023
Debt face amount												$ 550,000
May 9, 2022 - $1,100,000 [Member]
Related Party Transaction [Line Items]
Long-term debt										$ 1,100,000
Debt balance																	1,100,000			1,100,000		1,100,000
Debt interest rate										8.50%																					8.50%
Debt instrument maturity date										May 16, 2023
Debt face amount										$ 1,100,000
May 16, 2022 - $450,000 [Member]
Related Party Transaction [Line Items]
Long-term debt									$ 450,000
Debt balance																	450,000			450,000		450,000
Debt interest rate									8.50%																					8.50%
Debt instrument maturity date									May 18, 2023
Debt face amount									$ 450,000
June 1, 2022 - $500,000 [Member]
Related Party Transaction [Line Items]
Long-term debt						$ 500,000	$ 500,000
Debt balance																	500,000			500,000		500,000
Payments for Loans			$ 43,494
Debt interest rate			8.00%
Debt principal and interest						$ 521,931	$ 521,931
Debt instrument maturity date						Jul. 01, 2023	Jul. 01, 2023
Debt face amount						$ 500,000	$ 500,000
June 30, 2022 - $922,028 [Member]
Related Party Transaction [Line Items]
Long-term debt				$ 922,028
Debt balance																	922,028			922,028		922,028
Payments for Loans			$ 80,206
Debt interest rate			8.00%
Debt principal and interest				$ 962,469
Debt instrument maturity date				Aug. 01, 2023
Debt face amount				$ 922,028
August 25, 2022 - $290,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																													$ 290,000
Debt balance																	290,000			290,000		290,000
Debt interest rate																													10.00%
Debt face amount																													$ 290,000
November 15, 2022 - $450,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																												$ 450,000
Debt balance																	450,000			450,000		450,000
Debt interest rate											10.00%																	10.00%
Debt face amount																												$ 450,000
May 16, 2023 - $150,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																											$ 150,000
Debt balance																	150,000			150,000
Debt interest rate																											10.00%
May 18, 2023 - $50,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																										$ 50,000
Debt balance																	50,000			50,000
Debt interest rate																										10.00%
June 5, 2023 - $150,000 [Member]
Related Party Transaction [Line Items]
Long-term debt																								$ 150,000
Debt balance																	150,000			150,000
Debt interest rate																								10.00%
September 30, 2023 - $138,817 [Member]
Related Party Transaction [Line Items]
Long-term debt																	138,817			138,817
Debt balance																	$ 138,817			$ 138,817
Debt interest rate																	10.00%			10.00%
September 30, 2023 - $138,817 [Member] | Funding Commitment [Member]
Related Party Transaction [Line Items]
Long-term debt																	$ 50,000			$ 50,000
Debt balance																	50,000			50,000
April 1, 2022 - $237,610 [Member]
Related Party Transaction [Line Items]
Payments for Loans		$ 20,669
Debt interest rate		8.00%
Debt principal and interest													$ 248,032	$ 248,032
Debt instrument maturity date													Aug. 01, 2023	Aug. 01, 2023
Note payables to related parties													$ 237,610	$ 237,610								237,610
Debt face amount	$ 929,401												237,610	237,610
Total note payables to related parties (current)													$ 237,610	$ 237,610								237,610
Vybe Labs [Member]
Related Party Transaction [Line Items]
Common stock shares sold	5,000
Debt face amount	$ 237,610
May 10, 2022 ($12,500) [Member]
Related Party Transaction [Line Items]
Debt interest rate											10.00%
Debt instrument maturity date											May 10, 2023
Note payables to related parties											$ 12,500						12,500			12,500		12,500
Total note payables to related parties (current)											$ 12,500											12,500
May 10, 2022 ($12,500) [Member]
Related Party Transaction [Line Items]
Debt interest rate											10.00%
Debt instrument maturity date											May 10, 2023
Note payables to related parties											$ 12,500						12,500			12,500		12,500
Total note payables to related parties (current)											$ 12,500											12,500
May 10, 2022 ($20,000) [Member]
Related Party Transaction [Line Items]
Debt interest rate											10.00%
Debt instrument maturity date											May 10, 2023
Note payables to related parties											$ 20,000						20,000			20,000		20,000
Total note payables to related parties (current)											$ 20,000											20,000
May 31, 2022 ($5,000) [Member]
Related Party Transaction [Line Items]
Debt interest rate								10.00%
Debt instrument maturity date								May 31, 2023
Note payables to related parties								$ 5,000									5,000			5,000		5,000
Total note payables to related parties (current)								$ 5,000														5,000
May 31, 2022 ($15,000) [Member]
Related Party Transaction [Line Items]
Debt interest rate								10.00%
Debt instrument maturity date								May 31, 2023
Note payables to related parties								$ 15,000									15,000			15,000		15,000
Total note payables to related parties (current)								$ 15,000														15,000
June 9, 2022 ($15,000) [Member]
Related Party Transaction [Line Items]
Debt interest rate					10.00%
Debt instrument maturity date					May 10, 2023
Note payables to related parties					$ 15,000												15,000			15,000		15,000
Total note payables to related parties (current)					$ 15,000																	$ 15,000
December 31, 2022 - ($929,401) [Member]
Related Party Transaction [Line Items]
Debt interest rate																						8.00%
Note payables to related parties																						$ 929,401
Debt face amount																						929,401
Total note payables to related parties (current)																						929,401
Shareholder Four [Member]
Related Party Transaction [Line Items]
Long-term debt																																$ 1,100,000
Debt balance																						1,100.00
Limitless Performance Inc [Member]
Related Party Transaction [Line Items]
Royalty payables percentage																							4.00%
Smiles Inc [Member]
Related Party Transaction [Line Items]
Royalty payables percentage																							4.00%
Divatrim Inc [Member]
Related Party Transaction [Line Items]
Royalty payables percentage																							4.00%
Amarose Inc [Member]
Related Party Transaction [Line Items]
Royalty payables percentage																							4.00%
Officer [Member]
Related Party Transaction [Line Items]
Consulting fees, related party																	$ 0	$ 6,000		$ 10,000	$ 38,500	$ 32,500
Chief Executive Officer [Member] | Funding Commitment [Member]
Related Party Transaction [Line Items]
Debt interest rate																									10.00%
Working capital																									$ 1,000,000
Chief Executive Officer [Member] | Funding Commitment [Member] | Preferred Class B [Member]
Related Party Transaction [Line Items]
Conversion price																									$ 1.50